UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00043

DWS Investment Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2012 Semiannual Report to Shareholders

DWS Small Cap Core Fund

Contents
4 Performance Summary
7 Portfolio Summary
9 Investment Portfolio
19 Statement of Assets and Liabilities
21 Statement of Operations
22 Statement of Changes in Net Assets
23 Financial Highlights
27 Notes to Financial Statements
36 Information About Your Fund's Expenses
38 Summary of Management Fee Evaluation by Independent Fee Consultant
42 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2012 (Unaudited)
Average Annual Total Returns as of 3/31/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	33.31%	1.65%	25.15%	-1.38%	4.57%
Class B	32.74%	0.86%	24.21%	-2.09%	3.78%
Class C	32.77%	0.85%	24.19%	-2.14%	3.78%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	25.64%	-4.19%	22.70%	-2.54%	3.96%
Class B (max 4.00% CDSC)	28.74%	-2.14%	23.78%	-2.26%	3.78%
Class C (max 1.00% CDSC)	31.77%	0.85%	24.19%	-2.14%	3.78%
No Sales Charges
Class S	33.45%	1.87%	25.47%	-1.13%	4.87%
Russell 2000® Index+	29.83%	-0.18%	26.90%	2.13%	6.45%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.60%, 2.37%, 2.37% and 1.24% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Net Asset Value
	Class A	Class B	Class C	Class S
Net Asset Value: 3/31/12	$18.45	$16.50	$16.53	$19.03
9/30/11	$13.84	$12.43	$12.45	$14.26

Morningstar Rankings — Small Blend Funds Category as of 3/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	209	of	653	32
3-Year	439	of	585	75
5-Year	458	of	493	92
10-Year	271	of	304	89
Class B 1-Year	266	of	653	41
3-Year	475	of	585	81
5-Year	466	of	493	94
10-Year	291	of	304	95
Class C 1-Year	267	of	653	41
3-Year	477	of	585	81
5-Year	470	of	493	95
10-Year	290	of	304	95
Class S 1-Year	197	of	653	30
3-Year	409	of	585	70
5-Year	448	of	493	90
10-Year	257	of	304	84

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at March 31, 2012 (11.5%Net Assets)
1. WellCare Health Plans, Inc. Provides managed health care services	1.4%
2. Kulicke & Soffa Industries, Inc. Designer and manufacturer of materials used to assemble semiconductor devices	1.2%
3. Zions Bancorp. Provider of commercial banking services	1.2%
4. Sturm, Ruger & Co., Inc. Manufactures and sells firearms	1.2%
5. Citizens Republic Bancorp., Inc. Subsidiaries, attracts deposits and offers commercial banking services.	1.1%
6. Aaron's, Inc. Rents and sells office and residential furniture and accessories, consumer electronics, and households appliances.	1.1%
7. Arctic Cat, Inc. Manufactures and markets snowmobiles and all-terrain vehicals	1.1%
8. Nevsun Resources Ltd. Gold producer and base metal developer	1.1%
9. Humana, Inc. Provider of managed health plans	1.1%
10. Western Refining, Inc. Refiner of crude oil	1.0%
Portfolio holdings are subject to change.
For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section on page 42 for contact information.

Investment Portfolio as of March 31, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 99.5%
Consumer Discretionary 15.1%
Auto Components 1.1%
Dana Holding Corp.	40,600	629,300
SORL Auto Parts, Inc.* (a)	34,600	112,450
		741,750
Distributors 0.2%
VOXX International Corp.*	9,900	134,244
Diversified Consumer Services 0.9%
ChinaCast Education Corp.* (a)	19,300	81,832
Coinstar, Inc.* (a)	1,900	120,745
Corinthian Colleges, Inc.* (a)	92,900	384,606
		587,183
Hotels, Restaurants & Leisure 1.4%
Bob Evans Farms, Inc.	2,100	79,212
Brinker International, Inc.	8,000	220,400
Kona Grill, Inc.*	11,800	64,428
Marcus Corp.	7,600	95,380
Multimedia Games Holding Co., Inc*	15,000	164,400
O'Charley's, Inc.*	800	7,872
Pinnacle Entertainment, Inc.*	2,900	33,379
Ruth's Hospitality Group, Inc.*	1,900	14,421
Texas Roadhouse, Inc.	15,500	257,920
		937,412
Household Durables 0.9%
American Greetings Corp. "A" (a)	3,300	50,622
CSS Industries, Inc.	4,000	77,840
Ethan Allen Interiors, Inc. (a)	7,600	192,432
La-Z-Boy, Inc.*	2,500	37,400
Whirlpool Corp.	3,300	253,638
		611,932
Leisure Equipment & Products 2.7%
Arctic Cat, Inc.*	17,800	762,374
Brunswick Corp.	3,000	77,250
Johnson Outdoors, Inc. "A"*	1,500	28,650
Leapfrog Enterprises, Inc.*	6,400	53,504
Smith & Wesson Holding Corp.*	14,800	114,700
Sturm, Ruger & Co., Inc.	15,900	780,690
		1,817,168
Media 0.7%
AH Belo Corp. "A"	5,200	25,428
Scholastic Corp.	6,200	218,736
The E.W. Scripps Co. "A"*	7,600	75,012
The Madison Square Garden Co. "A"*	4,900	167,580
		486,756
Multiline Retail 1.3%
Dillard's, Inc. "A" (a)	10,700	674,314
Fred's, Inc. "A"	8,500	124,185
Saks, Inc.* (a)	5,100	59,211
		857,710
Specialty Retail 5.9%
Aaron's, Inc.	29,600	766,640
Asbury Automotive Group, Inc.*	1,200	32,400
Ascena Retail Group, Inc.*	8,300	367,856
Build-A-Bear Workshop, Inc.*	11,600	60,900
Chico's FAS, Inc.	13,100	197,810
Cost Plus, Inc.*	3,100	55,490
Foot Locker, Inc.	17,600	546,480
GameStop Corp. "A" (a)	5,800	126,672
Hot Topic, Inc.	15,000	152,250
Office Depot, Inc.*	42,600	146,970
Penske Automotive Group, Inc.	7,200	177,336
PetSmart, Inc.	2,000	114,440
Pier 1 Imports, Inc.*	12,000	218,160
RadioShack Corp. (a)	31,100	193,442
Sonic Automotive, Inc. "A"	20,300	363,573
TravelCenters of America LLC*	77,400	490,716
Zumiez, Inc.*	800	28,888
		4,040,023
Consumer Staples 3.9%
Food & Staples Retailing 0.7%
Safeway, Inc. (a)	16,000	323,360
Susser Holdings Corp.*	5,400	138,618
		461,978
Food Products 2.6%
Cal-Maine Foods, Inc. (a)	14,600	558,596
Cosan Ltd. "A"	10,900	161,865
Dean Foods Co.*	13,300	161,063
Omega Protein Corp.*	24,100	183,401
Smithfield Foods, Inc.*	31,200	687,336
		1,752,261
Household Products 0.1%
Central Garden & Pet Co.*	4,300	40,463
Personal Products 0.2%
Herbalife Ltd.	700	48,174
Nature's Sunshine Products, Inc.* (a)	5,100	81,702
Prestige Brands Holdings, Inc.*	2,400	41,952
		171,828
Tobacco 0.3%
Universal Corp. (a)	5,200	242,320
Energy 8.2%
Energy Equipment & Services 0.7%
Helix Energy Solutions Group, Inc.*	10,800	192,240
Pioneer Drilling Co.*	6,200	54,560
RigNet, Inc.*	1,800	31,554
Tesco Corp.*	2,000	28,380
TGC Industries, Inc.*	11,100	110,112
Union Drilling, Inc.*	5,800	32,248
		449,094
Oil, Gas & Consumable Fuels 7.5%
Apache Corp.	3,400	341,496
CVR Energy, Inc.*	12,200	326,350
Delek U.S. Holdings, Inc.	17,000	263,670
Energy XXI (Bermuda) Ltd.*	16,800	606,648
HollyFrontier Corp.	18,700	601,205
L&L Energy, Inc.* (a)	45,900	112,455
Petrobras Argentina SA "B" (ADR)	3,300	44,418
REX American Resources Corp.*	2,300	70,610
Rosetta Resources, Inc.*	1,400	68,264
Stone Energy Corp.* (a)	19,900	568,941
Tesoro Corp.*	23,100	620,004
VAALCO Energy, Inc.*	69,600	657,720
W&T Offshore, Inc.	6,300	132,804
Western Refining, Inc. (a)	37,800	711,396
		5,125,981
Financials 19.7%
Capital Markets 1.3%
Ares Capital Corp.	18,800	307,380
Epoch Holding Corp.	6,400	152,832
Janus Capital Group, Inc.	34,000	302,940
Medallion Financial Corp.	4,600	51,336
Oppenheimer Holdings, Inc. "A"	900	15,615
SWS Group, Inc.	8,400	48,048
		878,151
Commercial Banks 7.6%
Banner Corp.	9,000	198,270
Centerstate Banks, Inc.	3,400	27,744
Century Bancorp., Inc. "A"	1,200	32,760
Citizens Republic Bancorp., Inc.*	49,500	772,695
Financial Institutions, Inc.	2,200	35,574
First BanCorp. — North Carolina (a)	7,200	78,696
First California Financial Group, Inc.*	6,200	36,146
First Citizens BancShares, Inc. "A"	200	36,538
First Merchants Corp.	39,800	491,132
MainSource Financial Group, Inc.	26,400	318,120
Metro Bancorp., Inc.*	1,200	14,028
Peoples Bancorp., Inc.	2,800	49,112
PrivateBancorp., Inc.	17,400	263,958
Regions Financial Corp.	106,900	704,471
Southwest Bancorp., Inc.*	9,000	82,980
StellarOne Corp.	6,100	72,407
Susquehanna Bancshares, Inc.	33,400	329,992
SVB Financial Group*	2,100	135,114
United Community Banks, Inc.* (a)	36,600	356,850
Wilshire Bancorp., Inc.*	54,300	262,269
Zions Bancorp. (a)	38,600	828,356
		5,127,212
Consumer Finance 0.3%
Advance America Cash Advance Centers, Inc.	10,300	108,047
Nelnet, Inc. "A"	4,100	106,231
		214,278
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc. "A"	15,800	268,600
KKR Financial Holdings LLC	2,000	18,420
MarketAxess Holdings, Inc.	1,700	63,393
		350,413
Insurance 5.2%
Alleghany Corp.*	800	263,280
Allied World Assurance Co. Holdings AG	2,100	144,207
American Safety Insurance Holdings Ltd.*	9,200	173,420
Arthur J. Gallagher & Co.	14,300	511,082
Assured Guaranty Ltd.	6,800	112,336
Brown & Brown, Inc.	5,300	126,034
CNO Financial Group, Inc.*	13,100	101,918
Crawford & Co. "B"	3,300	16,170
First American Financial Corp.	14,900	247,787
Hanover Insurance Group, Inc.	9,200	378,304
Hilltop Holdings, Inc.*	14,900	125,011
Horace Mann Educators Corp.	11,100	195,582
ProAssurance Corp.	2,700	237,897
Protective Life Corp.	19,700	583,514
Seabright Holdings, Inc.	15,200	138,168
Stewart Information Services Corp.	12,100	171,941
United Fire Group, Inc.	700	12,523
		3,539,174
Real Estate Investment Trusts 4.2%
Ashford Hospitality Trust (REIT)	39,300	354,093
Excel Trust, Inc. (REIT)	9,000	108,720
Extra Space Storage, Inc. (REIT)	2,300	66,217
First Industrial Realty Trust, Inc. (REIT)*	22,500	277,875
Government Properties Income Trust (REIT)	6,200	149,482
Lexington Realty Trust (REIT) (a)	78,800	708,412
OMEGA Healthcare Investors, Inc. (REIT)	15,900	338,034
PennyMac Mortgage Investment Trust (REIT)	6,000	112,020
Sabra Health Care REIT, Inc. (REIT)	19,400	318,936
Taubman Centers, Inc. (REIT)	5,800	423,110
Winthrop Realty Trust (REIT)	1,200	13,908
		2,870,807
Thrifts & Mortgage Finance 0.6%
Bank Mutual Corp.	15,700	63,428
BankFinancial Corp.	2,300	15,226
First Defiance Financial Corp.	5,100	85,986
First Financial Holdings, Inc.	23,800	261,800
		426,440
Health Care 11.4%
Biotechnology 0.5%
Momenta Pharmaceuticals, Inc.*	4,700	72,004
Myriad Genetics, Inc.*	5,200	123,032
United Therapeutics Corp.*	2,900	136,677
		331,713
Health Care Equipment & Supplies 0.4%
CONMED Corp.	3,000	89,610
CryoLife, Inc.*	2,500	13,175
Hill-Rom Holdings, Inc.	3,300	110,253
SurModics, Inc.*	2,000	30,740
		243,778
Health Care Providers & Services 7.3%
Almost Family, Inc.*	3,300	85,833
Amedisys, Inc.* (a)	41,900	605,874
Centene Corp.*	10,700	523,979
Health Net, Inc.*	10,200	405,144
Humana, Inc.	7,700	712,096
LHC Group, Inc.*	10,400	192,712
Magellan Health Services, Inc.*	13,000	634,530
Molina Healthcare, Inc.*	12,600	423,738
Sun Healthcare Group, Inc.*	27,900	190,836
Tenet Healthcare Corp.*	40,000	212,400
The Ensign Group, Inc.	700	19,012
WellCare Health Plans, Inc.*	13,100	941,628
		4,947,782
Life Sciences Tools & Services 0.3%
Cambrex Corp.*	22,838	159,638
Charles River Laboratories International, Inc.*	2,300	83,007
		242,645
Pharmaceuticals 2.9%
Cornerstone Therapeutics, Inc.*	4,600	27,416
Hi-Tech Pharmacal Co., Inc.*	1,700	61,081
Impax Laboratories, Inc.*	3,400	83,572
Jazz Pharmaceuticals PLC*	2,700	130,869
Medicis Pharmaceutical Corp. "A"	12,700	477,393
Par Pharmaceutical Companies, Inc.*	11,100	429,903
Questcor Pharmaceuticals, Inc.* (a)	11,100	417,582
ViroPharma, Inc.*	11,500	345,805
		1,973,621
Industrials 15.7%
Aerospace & Defense 1.7%
Cubic Corp.	11,100	524,808
Curtiss-Wright Corp.	5,200	192,452
Triumph Group, Inc. (a)	6,800	426,088
		1,143,348
Airlines 1.7%
Hawaiian Holdings, Inc. "A"*	119,500	624,985
United Continental Holdings, Inc.*	24,000	516,000
		1,140,985
Building Products 0.9%
Gibraltar Industries, Inc.*	27,700	419,655
NCI Building Systems, Inc.*	2,200	25,322
Patrick Industries, Inc.*	3,200	38,880
U.S. Home Systems, Inc.	15,800	147,256
		631,113
Commercial Services & Supplies 2.1%
Clean Harbors, Inc.*	2,400	161,592
Courier Corp.	4,100	47,560
Deluxe Corp.	3,500	81,970
EnergySolutions, Inc.*	11,200	54,880
EnerNOC, Inc.* (a)	3,700	26,640
G & K Services, Inc. "A"	6,300	215,460
Kimball International, Inc. "B"	19,800	136,818
Metalico, Inc.*	5,400	23,058
Sykes Enterprises, Inc.*	15,500	244,900
Tetra Tech, Inc.*	2,800	73,808
The Brink's Co.	7,600	181,412
TMS International Corp. "A"*	4,300	52,030
Viad Corp.	5,700	110,751
		1,410,879
Construction & Engineering 1.4%
Chicago Bridge & Iron Co. NV	1,600	69,104
Great Lakes Dredge & Dock Co.	1,900	13,718
Michael Baker Corp.*	2,300	54,855
Pike Electric Corp.*	2,000	16,460
Primoris Services Corp. (a)	19,800	317,988
Sterling Construction Co., Inc.*	21,400	208,650
URS Corp.	6,500	276,380
		957,155
Electrical Equipment 1.3%
EnerSys*	6,100	211,365
Fushi Copperweld, Inc.* (a)	86,400	652,320
		863,685
Machinery 3.3%
AGCO Corp.*	4,800	226,608
Alamo Group, Inc.	5,700	171,342
Ampco-Pittsburgh Corp.	7,800	157,014
FreightCar America, Inc.	3,700	83,213
Hardinge, Inc.	1,900	17,974
Harsco Corp.	600	14,076
Hurco Companies, Inc.*	2,900	81,925
Miller Industries, Inc.	15,100	255,492
NACCO Industries, Inc. "A"	1,100	128,007
Oshkosh Corp.*	16,600	384,622
Sauer-Danfoss, Inc.	9,400	441,800
Terex Corp.*	11,900	267,750
		2,229,823
Professional Services 2.1%
Acacia Research Corp.*	3,200	133,568
CDI Corp.	1,100	19,723
CRA International, Inc.*	7,400	186,628
Exponent, Inc.*	900	43,668
ICF International, Inc.*	6,900	175,053
Insperity, Inc.	12,100	370,744
Kelly Services, Inc. "A"	1,100	17,589
Kforce, Inc.*	2,000	29,800
RPX Corp.*	4,100	69,536
Towers Watson & Co. "A"	6,200	409,634
		1,455,943
Road & Rail 0.6%
Old Dominion Freight Line, Inc.*	5,800	276,486
Saia, Inc.*	9,400	159,894
		436,380
Trading Companies & Distributors 0.6%
Beacon Roofing Supply, Inc.*	2,900	74,704
DXP Enterprises, Inc.*	4,100	178,309
Interline Brands, Inc.*	3,700	79,957
United Rentals, Inc.* (a)	1,900	81,491
		414,461
Information Technology 17.4%
Communications Equipment 2.1%
Comtech Telecommunications Corp. (a)	21,200	690,696
Emulex Corp.*	18,400	190,992
NETGEAR, Inc.*	1,400	53,480
TESSCO Technologies, Inc.	19,000	483,930
		1,419,098
Computers & Peripherals 2.5%
Cray, Inc.*	15,800	115,656
Datalink Corp.*	27,300	259,896
Imation Corp.*	7,500	46,425
Lexmark International, Inc. "A"	11,200	372,288
Western Digital Corp.*	17,100	707,769
Xyratex Ltd.	11,600	184,556
		1,686,590
Electronic Equipment, Instruments & Components 2.4%
Insight Enterprises, Inc.*	19,600	429,828
Itron, Inc.*	2,100	95,361
MTS Systems Corp.	2,600	138,034
PC Connection, Inc.	9,000	73,980
Plexus Corp.*	4,400	153,956
Power-One, Inc.*	28,800	131,040
Tech Data Corp.*	2,900	157,354
Vishay Intertechnology, Inc.*	38,600	469,376
		1,648,929
Internet Software & Services 2.1%
AOL, Inc.*	26,100	495,117
EarthLink, Inc.	72,100	576,079
IAC/InterActiveCorp.	5,100	250,359
QuinStreet, Inc.*	2,800	29,372
Stamps.com, Inc.*	500	13,940
ValueClick, Inc.*	4,100	80,934
		1,445,801
IT Services 2.6%
CACI International, Inc. "A"* (a)	10,200	635,358
Computer Sciences Corp.	8,800	263,472
CSG Systems International, Inc.*	9,700	146,858
Global Cash Access Holdings, Inc.*	24,700	192,660
Heartland Payment Systems, Inc.	16,800	484,512
		1,722,860
Semiconductors & Semiconductor Equipment 4.7%
Entegris, Inc.*	3,400	31,756
GT Advanced Technologies, Inc.* (a)	61,600	509,432
Kulicke & Soffa Industries, Inc.*	67,200	835,296
Magnachip Semiconductor Corp.*	10,900	130,800
Micron Technology, Inc.*	19,500	157,950
MKS Instruments, Inc.	10,400	307,112
OmniVision Technologies, Inc.*	29,700	594,000
Photronics, Inc.*	56,100	373,065
Teradyne, Inc.*	12,700	214,503
Ultra Clean Holdings, Inc.*	3,000	22,620
		3,176,534
Software 1.0%
ePlus, Inc.*	4,400	140,668
Fair Isaac Corp.	2,100	92,190
Manhattan Associates, Inc.*	4,800	228,144
Net 1 UEPS Technologies, Inc.*	4,900	44,296
NetScout Systems, Inc.*	1,100	22,374
Parametric Technology Corp.*	2,700	75,438
Solarwinds, Inc.*	2,500	96,625
		699,735
Materials 5.4%
Chemicals 2.0%
A. Schulman, Inc.	4,300	116,186
CF Industries Holdings, Inc.	700	127,855
Chemtura Corp.*	27,800	472,044
Cytec Industries, Inc.	1,500	91,185
Ferro Corp.*	6,300	37,422
Georgia Gulf Corp.*	1,300	45,344
Material Sciences Corp.*	9,000	74,250
Stepan Co.	300	26,340
TPC Group, Inc.*	1,100	48,631
Valspar Corp.	6,100	294,569
Zoltek Companies, Inc.*	2,600	29,432
		1,363,258
Construction Materials 0.7%
Eagle Materials, Inc.	12,700	441,325
United States Lime & Minerals, Inc.*	300	17,967
		459,292
Containers & Packaging 0.2%
Boise, Inc.	12,500	102,625
Metals & Mining 1.3%
China Gerui Advanced Materials Group Ltd.* (a)	35,200	126,720
Friedman Industries, Inc.	6,200	67,580
Nevsun Resources Ltd.	194,100	714,288
		908,588
Paper & Forest Products 1.2%
Domtar Corp.	6,500	619,970
Neenah Paper, Inc.	7,500	223,050
		843,020
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.1%
FairPoint Communications, Inc.* (a)	13,000	48,880
Telecom Argentina SA (ADR)	37,700	668,044
Telecom Corp. of New Zealand Ltd. (ADR)	3,700	36,704
		753,628
Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	7,596	175,847
U.S.A. Mobility, Inc.	12,100	168,553
		344,400
Utilities 1.1%
Electric Utilities 1.0%
Companhia Paranaense de Energia (ADR) (Preferred) (a)	11,700	275,067
PNM Resources, Inc.	12,800	234,240
Portland General Electric Co.	6,800	169,864
		679,171
Gas Utilities 0.1%
Southwest Gas Corp.	1,600	68,384
Total Common Stocks (Cost $62,802,166)		67,609,802

Securities Lending Collateral 13.4%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $9,135,053)	9,135,053	9,135,053

Cash Equivalents 1.2%
Central Cash Management Fund, 0.11% (b) (Cost $782,269)	782,269	782,269

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $72,719,488)+	114.1	77,527,124
Other Assets and Liabilities, Net	(14.1)	(9,579,520)
Net Assets	100.0	67,947,604

* Non-income producing security.

+ The cost for federal income tax purposes was $72,851,853. At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $4,675,271. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,161,022, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,485,751.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2012 amounted to $8,770,645, which is 12.9% of net assets.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At March 31, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell 2000 Mini Index	USD	6/15/2012	10	827,700	5,150

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$67,609,802	$—	$—	$67,609,802
Short-Term Investments (d)	9,917,322	—	—	9,917,322
Derivatives (e)	5,150	—	—	5,150
Total	$77,532,274	$—	$—	$77,532,274

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include unrealized appreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $62,802,166) — including $8,770,645 of securities loaned	$67,609,802
Investment in Daily Assets Fund Institutional (cost $9,135,053)*	9,135,053
Investment in Central Cash Management Fund (cost $782,269)	782,269
Total investments in securities, at value (cost $72,719,488)	77,527,124
Cash	10,332
Deposit with broker for futures contracts	86,070
Receivable for Fund shares sold	32,258
Dividends receivable	60,458
Interest receivable	5,478
Receivable for variation margin on futures contracts	5,150
Foreign taxes recoverable	158
Other assets	25,981
Total assets	77,753,009
Liabilities
Payable upon return of securities loaned	9,135,053
Payable for Fund shares redeemed	511,965
Accrued management fee	38,329
Other accrued expenses and payables	120,058
Total liabilities	9,805,405
Net assets, at value	$67,947,604
Net Assets Consist of
Undistributed net investment income	10,608
Net unrealized appreciation (depreciation) on: Investments	4,807,636
Futures	5,150
Accumulated net realized gain (loss)	(17,469,232)
Paid-in capital	80,593,442
Net assets, at value	$67,947,604

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($7,658,369 ÷ 415,176 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$18.45
Maximum offering price per share (100 ÷ 94.25 of $18.45)	$19.58
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,133,258 ÷ 68,673 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.50
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($947,316 ÷ 57,300 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$16.53
Class S Net Asset Value, offering and redemption price(a) per share ($58,208,661 ÷ 3,059,019 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$19.03

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $539)	$408,858
Income distributions — Central Cash Management Fund	295
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	38,175
Total income	447,328
Expenses: Management fee	226,139
Administration fee	34,006
Services to shareholders	86,360
Distribution and service fees	18,364
Custodian fee	10,497
Audit and tax fees	27,219
Legal fees	9,645
Reports to shareholders	19,993
Registration fees	25,152
Trustees' fees and expenses	2,019
Other	6,620
Total expenses before expense reductions	466,014
Expense reductions	(29,294)
Total expenses after expense reductions	436,720
Net investment income (loss)	10,608
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,736,106
Futures	101,306
6,837,412
Change in net unrealized appreciation (depreciation) on: Investments	12,467,999
Futures	92,051
12,560,050
Net gain (loss)	19,397,462
Net increase (decrease) in net assets resulting from operations	$19,408,070

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations: Net investment income (loss)	$10,608	$(47,184)
Net realized gain (loss)	6,837,412	12,484,264
Change in net unrealized appreciation (depreciation)	12,560,050	(13,604,797)
Net increase (decrease) in net assets resulting from operations	19,408,070	(1,167,717)
Distributions to shareholders from: Net investment income: Class S	—	(135,760)
Total distributions	—	(135,760)
Fund share transactions: Proceeds from shares sold	2,781,742	10,479,465
Reinvestment of distributions	—	130,870
Payments for shares redeemed	(15,263,767)	(17,025,495)
Redemption fees	27	616
Net increase (decrease) in net assets from Fund share transactions	(12,481,998)	(6,414,544)
Increase (decrease) in net assets	6,926,072	(7,718,021)
Net assets at beginning of period	61,021,532	68,739,553
Net assets at end of year (including undistributed net investment income of $10,608 and $0, respectively)	$67,947,604	$61,021,532

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/12 (Unaudited)		2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$13.84		$14.44		$13.24		$14.75		$21.77	$23.27
Income (loss) from investment operations: Net investment income (loss)a	(.01)		(.05)		(.04)		.01		(.02)	(.02)
Net realized and unrealized gain (loss)	4.62		(.55)		1.25		(1.51)		(4.09)	1.19
Total from investment operations	4.61		(.60)		1.21		(1.50)		(4.11)	1.17
Less distributions from: Net investment income	—		—		(.01)		(.01)		—	—
Net realized gains	—		—		—		(.00	)***	(2.91)	(2.67)
Total distributions	—		—		(.01)		(.01)		(2.91)	(2.67)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00 ***	.00 ***
Net asset value, end of period	$18.45		$13.84		$14.44		$13.24		$14.75	$21.77
Total Return (%)b	33.31	c**	(4.16	)c	9.14	c	(10.10	)c	(21.02)	4.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		6		6		5		6	10
Ratio of expenses before expense reductions (%)	1.63	*	1.60		1.68		1.91		1.58	1.48
Ratio of expenses after expense reductions (%)	1.48	*	1.55		1.64		1.52		1.58	1.48
Ratio of net investment income (loss) (%)	(.15	)*	(.31)		(.29)		.14		(.13)	(.12)
Portfolio turnover rate (%)	189	**	259		297		434		304	202
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Class B	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Datac
Net asset value, beginning of period	$12.43		$13.07	$12.06	$13.52		$20.32	$22.04
Income (loss) from investment operations: Net investment income (loss)a	(.07)		(.13)	(.13)	(.06)		(.13)	(.17)
Net realized and unrealized gain (loss)	4.14		(.51)	1.14	(1.40)		(3.76)	1.12
Total from investment operations	4.07		(.64)	1.01	(1.46)		(3.89)	.95
Less distributions from: Net realized gains	—		—	—	(.00	)***	(2.91)	(2.67)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***	.00 ***	.00 ***
Net asset value, end of period	$16.50		$12.43	$13.07	$12.06		$13.52	$20.32
Total Return (%)b,c	32.74	**	(4.90)	8.37	(10.75)		(21.49)	3.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	1		2	3
Ratio of expenses before expense reductions (%)	2.46	*	2.37	2.49	2.87		2.44	2.38
Ratio of expenses after expense reductions (%)	2.23	*	2.30	2.39	2.27		2.25	2.25
Ratio of net investment income (loss) (%)	(.91	)*	(1.06)	(1.04)	(.60)		(.80)	(.89)
Portfolio turnover rate (%)	189	**	259	297	434		304	202
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Class C	Six Months Ended 3/31/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$12.45		$13.09		$12.08		$13.55		$20.39		$22.10
Income (loss) from investment operations: Net investment income (loss)a	(.07)		(.14)		(.13)		(.06)		(.13)		(.17)
Net realized and unrealized gain (loss)	4.15		(.50)		1.14		(1.41)		(3.80)		1.13
Total from investment operations	4.08		(.64)		1.01		(1.47)		(3.93)		.96
Less distributions from: Net realized gains	—		—		—		(.00	)***	(2.91)		(2.67)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00 ***
Net asset value, end of period	$16.53		$12.45		$13.09		$12.08		$13.55		$20.39
Total Return (%)b	32.77	c**	(4.89	)c	8.36	c	(10.80	)c	(21.64	)c	3.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1		1		1		1		2
Ratio of expenses before expense reductions (%)	2.40	*	2.37		2.41		2.77		2.35		2.23
Ratio of expenses after expense reductions (%)	2.23	*	2.30		2.39		2.27		2.35		2.23
Ratio of net investment income (loss) (%)	(.90	)*	(1.06)		(1.04)		(.60)		(.90)		(.87)
Portfolio turnover rate (%)	189	**	259		297		434		304		202
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended September 30,
Class S	Six Months Ended 3/31/12 (Unaudited)		2011		2010		2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$14.26		$14.86		$13.58		$15.20		$22.31	$23.71
Income (loss) from investment operations: Net investment income (loss)a	.01		(.00	)***	.00	***	.02		.04	.06
Net realized and unrealized gain (loss)	4.76		(.57)		1.29		(1.59)		(4.18)	1.21
Total from investment operations	4.77		(.57)		1.29		(1.57)		(4.14)	1.27
Less distributions from: Net investment income	—		(.03)		(.01)		(.05)		(.06)	—
Net realized gains	—		—		—		(.00	)***	(2.91)	(2.67)
Total distributions	—		(.03)		(.01)		(.05)		(2.97)	(2.67)
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$19.03		$14.26		$14.86		$13.58		$15.20	$22.31
Total Return (%)	33.45	b**	(3.85)		9.51		(10.20)		(20.64)	4.82	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	58		54		61		62		74	126
Ratio of expenses before expense reductions (%)	1.30	*	1.24		1.31		1.52		1.21	1.15
Ration of expenses after expense reductions (%)	1.23	*	1.24		1.31		1.52		1.21	1.09
Ratio of net investment income (loss) (%)	.08	*	(.00	)***	.04		.15		.24	.27
Portfolio turnover rate (%)	189	**	259		297		434		304	202
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Small Cap Core Fund (the "Fund") is a diversified series of DWS Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $24,262,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until September 30, 2017 ($11,942,000) and September 30, 2018 ($12,320,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund, investments in futures contracts and certain securities sold at loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital for tax reporting purposes.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2012, the Fund entered into futures contracts to keep cash on hand to meet shareholder redemptions or other needs, while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $834,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$5,150

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$101,306

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$92,051

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended March 31, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $126,906,965 and $138,714,359, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund's average daily net assets	.665%
Next $500 million of such net assets	.615%
Over $1.0 billion of such net assets	.565%

Accordingly, for the six months ended March 31, 2012, the fee pursuant to the management agreement was equivalent to an annualized effective rate of 0.665% of the Fund's average daily net assets.

For the period from October 1, 2011 through January 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.48%
Class B	2.23%
Class C	2.23%
Class S	1.23%

Administration Fee. Pursuant to an Administrative Service Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2012, the Administration Fee was $34,006, of which $5,764 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2012
Class A	$7,203	$5,216	$1,987
Class B	1,956	1,261	695
Class C	978	719	259
Class S	57,198	22,098	31,139
	$67,335	$29,294	$34,080

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2012
Class B	$4,149	$737
Class C	3,196	593
	$7,345	$1,330

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2012	Annualized Effective Rate
Class A	$8,577	$3,378	.25%
Class B	1,376	467	.25%
Class C	1,066	394	.25%
	$11,019	$4,239

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2012 aggregated $140.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C of the value of the shares redeemed. For the six months ended March 31, 2012, the CDSC for Class B aggregated $315. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,117, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2012, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $4,793.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	63,054	$1,069,262	136,551	$2,294,123
Class B	610	9,140	2,097	32,512
Class C	6,515	99,479	19,385	295,864
Class S	92,779	1,603,861	468,503	7,856,966
		$2,781,742		$10,479,465
Shares issued to shareholders in reinvestment of distributions
Class S	—	—	7,691	130,870
		$—		$130,870
Shares redeemed
Class A	(54,374)	$(925,035)	(138,603)	$(2,292,962)
Class B	(14,252)	(208,548)	(21,186)	(319,547)
Class C	(5,864)	(89,063)	(21,523)	(321,960)
Class S	(797,863)	(14,041,121)	(799,317)	(14,091,026)
		$(15,263,767)		$(17,025,495)
Redemption fees		$27		$616
Net increase (decrease)
Class A	8,680	$144,233	(2,052)	$1,161
Class B	(13,642)	(199,408)	(19,089)	(287,035)
Class C	651	10,416	(2,138)	(26,096)
Class S	(705,084)	(12,437,239)	(323,123)	(6,102,574)
		$(12,481,998)		$(6,414,544)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2011 to March 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended March 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 10/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/12	$1,333.10	$1,327.40	$1,327.70	$1,334.50
Expenses Paid per $1,000*	$8.63	$12.98	$12.98	$7.18
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 10/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/12	$1,017.60	$1,013.85	$1,013.85	$1,018.85
Expenses Paid per $1,000*	$7.47	$11.23	$11.23	$6.21

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Small Cap Core Fund	1.48%	2.23%	2.23%	1.23%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SZCAX	SZCBX	SZCCX	SSLCX
CUSIP Number	23338J 681	23338J 673	23338J 665	23338J 640
Fund Number	439	639	739	2339

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSCCF-3
(R-027149-1 5/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2012